Loans Payable - Schedule of Short Term Loans (Parenthetical) (Detail) - Dec. 31, 2018 - iQIYI ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Short-term Debt [Line Items]
Carrying amount of real estate used as collateral	$ 84	¥ 575
Restricted cash	$ 316	¥ 2,200